Loss per Share and Series A, B & C Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Loss per Share and Series A, B & C Warrants [Abstract]
Schedule of warrant activity
	Series A Warrants	Series B Warrants	Series C Warrants	Total
January 1, 2014	0.000222	0.000112	-	0.000334
Series C warrants issued with $25,000 offering			0.002046	0.002046
Warrants cashless exercised	-	(0.000068)	(0.000446)	(0.000514)
December 31, 2014	0.000222	0.000044	0.0016	0.001866
Warrants cashless exercised	(0.000222)	(0.000044)	(0.000012)	(0.000278)
December 31, 2015	-	-	0.001588	0.001588
Warrants cashless exercised	-	-	(0.000134)	(0.000134)
December 31, 2016	-	-	0.001454	0.001454

Schedule of components of the denominator for the calculation of basic loss per share and diluted loss per share
	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2014
Numerator
Net loss - basic and diluted	$(20,511)	$(52,949)	$(12,688)
Basic earnings per share denominator:
Weighted average common shares outstanding	24,140	-	-
Diluted earnings per share denominator:
Weighted average common shares outstanding	24,140	-	-
Dilutive common shares:
Options	-	-	-
Warrants	-	-	-
Restricted shares	-	-	-

Dilutive effect	-	-	-

Weighted average common shares - diluted	24,140	476	228

Basic loss per common share	$(850)	$(111,139)	$(55,758)
Diluted loss per common share	$(850)	$(111,139)	$(55,758)